Offsets	Apr. 09, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nakamoto Inc.
Form or Filing Type	S-3
File Number	333-289868
Initial Filing Date	Aug. 26, 2025
Fee Offset Claimed	$ 276,200.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,000,000,000.00
Termination / Withdrawal Statement	As set forth in Table 2, on August 26, 2025, the Company filed a Registration Statement on Form S-3 (File No. 333-289868), as amended by Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission (the "SEC") on March 27, 2026 (together, the "Prior Registration Statement"). In connection with the Prior Registration Statement, the Company previously paid SEC registration fees of $765,500 (initial filing on August 26, 2025) and $276,200 (Post-Effective Amendment No. 1 filed on March 27, 2026), which total $1,041,700. Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the Company applies these previously paid fees as offsets to the registration fee otherwise payable with this Registration Statement with respect to the unsold securities associated with the unallocated (universal) shelf registered under the Prior Registration Statement, as reflected in Table 2. As a result of these offsets, no additional registration fee is payable in connection with this Registration Statement. All offerings under the Prior Registration Statement have terminated.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nakamoto Inc.
Form or Filing Type	S-3
File Number	333-289868
Initial Filing Date	Aug. 26, 2025
Fee Offset Claimed	$ 689,612.10
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,993,570,615.16
Termination / Withdrawal Statement	As set forth in Table 2, on August 26, 2025, the Company filed a Registration Statement on Form S-3 (File No. 333-289868), as amended by Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission (the "SEC") on March 27, 2026 (together, the "Prior Registration Statement"). In connection with the Prior Registration Statement, the Company previously paid SEC registration fees of $765,500 (initial filing on August 26, 2025) and $276,200 (Post-Effective Amendment No. 1 filed on March 27, 2026), which total $1,041,700. Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the Company applies these previously paid fees as offsets to the registration fee otherwise payable with this Registration Statement with respect to the unsold securities associated with the unallocated (universal) shelf registered under the Prior Registration Statement, as reflected in Table 2. As a result of these offsets, no additional registration fee is payable in connection with this Registration Statement. All offerings under the Prior Registration Statement have terminated.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nakamoto Inc.
Form or Filing Type	S-3
File Number	333-289868
Filing Date	Mar. 30, 2026
Fee Paid with Fee Offset Source	$ 276,200.00
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nakamoto Inc.
Form or Filing Type	S-3
File Number	333-289868
Filing Date	Aug. 26, 2025
Fee Paid with Fee Offset Source	$ 765,500.00